Vanguard FTSE All-World ex-US Small-Cap Index Fund
Vanguard Global ex-U.S. Real Estate Index Fund

Supplement to the Prospectuses and Summary Prospectuses

Prospectus and Summary Prospectus Text Changes

The following replaces similar text under the heading “Investment Advisor”:

Portfolio Manager

Michael D. Eyre, CFA, CPA, Portfolio Manager. He has managed the Fund since 2013.

Prospectus Text Changes

The following replaces similar text under the heading Investment Advisor:

The manager primarily responsible for the day-to-day management of the Fund is:

Michael D. Eyre, CFA, CPA, Portfolio Manager. He has been with Vanguard since 2002; has worked in investment management since 2006; has managed investment portfolios since 2010; and has managed the Fund since 2013. Education: B.S., Villanova University.

CFA® is a trademark owned by CFA Institute.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 1684A 022013

Vanguard Total World Stock Index Fund

Supplement to the Prospectuses and Summary Prospectuses

Prospectus and Summary Prospectus Text Changes

The following replaces similar text under the heading “Investment Advisor”:

Portfolio Manager

Christine D. Franquin, Principal of Vanguard. She has managed the Fund since 2013.

Prospectus Text Changes

The following replaces similar text under the heading Investment Advisor:

Christine D. Franquin, Principal of Vanguard. She has managed investment portfolios since joining Vanguard in 2000 and has managed the Fund since 2013. Education: B.A., Universitaire Faculteiten Sint-Ignatius Antwerpen, Belgium; J.D., University of Liege, Belgium; M.S., Clark University.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 628 022013

Vanguard International Equity Index Funds

Supplement to the Statement of Additional Information

Statement of Additional Information Text Changes

In the Investment Advisory Services section, the text under “Other Accounts Managed” is revised to indicate that Christine D. Franquin manages Vanguard Total World Stock Index Fund, and that Michael D. Eyre manages Vanguard FTSE All-World ex-US Small-Cap Index Fund and Vanguard Global ex-U.S. Real Estate Index Fund.

As of January 31, 2013, Ms. Franquin managed four other registered investment companies with total assets of $62 billion, three other pooled investment vehicles with total assets of $14.8 billion, and four other accounts with total assets of $6.5 billion (advisory fees not based on account performance).

As of January 31, 2013, Mr. Eyre managed three other registered investment companies with total assets of $4.1 billion (advisory fees not based on account performance).

As of January 31, 2013, the named portfolio managers did not own any shares of the above-named Funds that they manage.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 072B 022013